Provisions - Summary of Provisions (Detail) $ in Millions, $ in Millions	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Provisions [abstract]
Warranties	$ 235		$ 213
Onerous contracts	95		147
Employee benefits	65		63
Others	4		4
Provisions	399		427	$ 415	$ 304
Current	226	$ 7	285
Noncurrent	$ 173	$ 6	$ 142